OTHER NON-CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
OTHER NON-CURRENT LIABILITIES	OTHER NON-CURRENT LIABILITIES
The components of other non-current liabilities are as follows:

(US$ Millions)	Jun. 30, 2025	Dec. 31, 2024
Accounts payable and accrued liabilities	$545	$601
Lease liabilities(1)	810	784
Derivative liabilities	168	115
Deferred revenue	8	20
Provisions	5	6
Loans and notes payables	9	16
Total other non-current liabilities	$1,545	$1,542
(1)For the three and six months ended June 30, 2025, interest expense relating to total lease liabilities (see Note 15, Accounts Payable And Other Liabilities, for the current portion) was $15 million and $31 million, respectively (2024 - $26 million and $47 million).